Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Gracell Biotechnologies Inc.
Entity Central Index Key	0001826492
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31